SAMCO FUNDS, INC.
PRESIDENT'S LETTER

                                                                    June 4, 2001

Dear Shareholder:

We are pleased to provide you with information about the SAMCO Funds for the fiscal period ended April 30, 2001.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

[SIGNATURE]                                                           [SIGNATURE]
------------------------------------------                            ----------------------------------

         Christina Seix, Chairman                                           John Talty, President

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2001                         RATE     MATURITY    PAR/FACE      VALUE (a)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 54.6%
U.S. TREASURY OBLIGATIONS: 12.0%
U.S. Treasury Bond                     5.250%  02/15/2029  $   545,000   $   496,451
U.S. Treasury Bond                     5.375%  02/15/2031      315,000       297,084
U.S. Treasury Bond                     6.250%  05/15/2030      175,000       184,598
U.S. Treasury Bond                     6.625%  02/15/2027    1,490,000     1,628,348
U.S. Treasury Bond                     8.875%  02/15/2019    1,315,000     1,747,202
U.S. Treasury Note                     6.000%  08/15/2009    1,960,000     2,043,488
                                                                         -----------
                                                                           6,397,171
                                                                         -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND
  PASS-THROUGH CERTIFICATES: 19.8%
FHLMC                                  8.500%  03/01/2020       11,180        11,717
FNMA                                   7.500%  03/01/2031      773,653       790,141
FNMA (TBA)                             6.000%  05/01/2016      860,000       852,743
FNMA (TBA)                             6.000%  06/01/2031      975,000       939,047
FNMA (TBA)                             6.500%  05/01/1930    1,085,000     1,073,472
FNMA (TBA)                             7.000%  06/01/2029      235,000       236,322
FNMA (TBA)                             7.500%  05/01/2029    4,650,000     4,744,451
FNMA (TBA)                             8.000%  06/01/2030    1,270,000     1,309,291
GNMA                                   7.500%  04/15/2029       46,770        47,905
GNMA (TBA)                             6.500%  06/22/2030      550,000       544,328
                                                                         -----------
                                                                          10,549,417
                                                                         -----------
U.S. GOVERNMENT AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS: 22.8%
FHLMC, Ser. 1944, Class GB             7.500%  04/17/2024      155,000       159,427
FNMA - Pool # 253673                   7.500%  03/01/2031      153,524       156,796
FNMA - Global Note                     6.250%  02/01/2011      675,000       669,239
FNMA - Pool # 253643                   7.500%  02/01/2031    3,135,363     3,202,184
FNMA - Pool # 303076                   6.500%  09/01/2024      512,054       510,348
FNMA - Pool # 313877                   6.500%  12/01/2027      300,991       298,613
FNMA - Pool # 415783                   6.500%  05/01/2028      101,504       100,675
FNMA - Pool # 415796                   6.500%  05/01/2028       23,678        23,485
FNMA - Pool # 415956                   6.500%  05/01/2028       15,675        15,548
FNMA - Pool # 433330                   6.500%  08/01/2028       53,229        52,794
FNMA - Pool # 451121                   6.500%  11/01/2028      259,739       257,620
FNMA - Pool # 519210                   7.000%  11/01/2029      194,769       196,352
FNMA - Pool # 528594                   7.000%  01/01/2030      236,091       238,328
FNMA - Pool # 535285                   6.500%  02/01/2030      153,225       151,974
FNMA - Pool # 535714                   7.500%  01/01/2031    1,172,726     1,197,719
FNMA - Pool # 543302                   6.500%  05/01/2029       97,500        96,704
FNMA - Pool # 557418                   7.000%  11/01/2030      129,296       130,462
FNMA - Pool # 562347                   7.000%  01/01/2031      300,412       302,983
FNMA - Pool # 562347                   7.000%  01/01/2031      147,484       148,682
FNMA - Pool # 567137                   7.000%  12/01/2030      182,866       184,516
FNMA - Pool #535899                    6.000%  04/01/2031      695,000       682,838
FNMA Pool # 571677                     7.000%  02/01/2031      886,892       894,098
FNMA Pool #C35684                      7.000%  01/01/2030      198,090       200,127
FNMA, Ser. 1997-15, Class B            7.500%  07/18/2025      285,000       291,584
GNMA - Pool # 491265                   7.500%  04/15/2029       28,322        28,999
GNMA - Pool # 506673                   7.500%  04/15/2029       68,064        69,691
GNMA Pool # 536081                     7.500%  01/15/2031      718,207       735,638
GNMA Pool # 542100                     7.500%  01/15/2031      459,694       470,716
GNMA Pool #543402                      7.500%  11/15/2030      707,019       723,949
                                                                         -----------
                                                                          12,192,089
                                                                         -----------

 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $29,089,046)          29,138,677
                                                                         -----------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS: 31.2%
AEROSPACE & DEFENSE: 0.6%
Lockheed Martin Corp.                              7.200%  05/01/2036  $    35,000   $    35,490
Lockheed Martin Corp.                              7.875%  03/15/2023       90,000        87,374
United Air Lines, Inc.                             7.186%  04/01/2011      195,000       199,434
                                                                                     -----------
                                                                                         322,298
                                                                                     -----------
AIRLINES: 0.2%
Continental Airlines, Inc., Ser. 1996-B            7.820%  10/15/2013       83,759        86,752
                                                                                     -----------
AUTOMOTIVE: 2.1%
Daimler Chrysler North America Holding Corp.       7.021%  08/23/2002      220,000       218,166
Daimler Chrysler North America Holding Corp.       8.500%  01/18/2031      245,000       251,697
Ford Motor Credit Co.                              5.133%  03/17/2003      400,000       397,074
Ford Motor Credit Co.                              7.450%  07/16/2031      100,000        97,410
General Motors Acceptance Corp.                    7.250%  03/02/2011      145,000       146,840
                                                                                     -----------
                                                                                       1,111,187
                                                                                     -----------
BANKING: 5.6%
Bank One Corp.                                     6.500%  02/01/2006      150,000       152,439
Bank United Corp.                                  8.875%  05/01/2007      165,000       182,494
Capital One Bank                                   6.875%  02/01/2006      230,000       223,776
CIT Group, Inc.                                    6.500%  02/07/2006      105,000       105,410
Dime Bancorp, Inc.                                 9.000%  12/19/2002      130,000       134,410
Fairfax Financial Holdings Ltd.                    7.375%  04/15/2018       60,000        38,847
Fairfax Financial Holdings Ltd.                    7.750%  07/15/2037      205,000       130,299
First Union Capital II                             7.950%  11/15/2029      160,000       151,335
FleetBoston Financial Corp.                        7.250%  09/15/2005      175,000       183,872
Ford Motor Credit Co.                              7.375%  02/01/2011      300,000       307,375
General Motors Acceptance Corp.                    6.241%  01/17/2003      475,000       475,230
Husky Terra Nova Finance                           8.450%  02/01/2012      229,000       245,362
Qwest Capital Funding, Inc.                        7.900%  08/15/2010       90,000        94,589
Societe Generale Real Estate, Ser. A - Preferred
  (FRN) (144A)                                     7.640%  12/29/2049      140,000       138,936
Takefuji Corp.                                     9.200%  04/15/2011      220,000       222,345
Union Planters Corp.                               7.750%  03/01/2011      225,000       228,316
                                                                                     -----------
                                                                                       3,015,035
                                                                                     -----------
BEVERAGES, FOOD & TOBACCO: 0.5%
Cargill, Inc.                                      6.250%  05/01/2006      110,000       110,024
Kellogg Co.                                        6.625%  01/29/2004      165,000       167,300
                                                                                     -----------
                                                                                         277,324
                                                                                     -----------
CHEMICALS: 0.3%
Chevron Phillips Chemical Co.                      7.000%  03/15/2011      170,000       167,239
                                                                                     -----------
COMMERCIAL SERVICES: 0.5%
ERAC USA Finance Co. (144A)                        8.250%  05/01/2005      165,000       170,648
Waste Management, Inc.                             7.100%  08/01/2026      100,000       101,680
                                                                                     -----------
                                                                                         272,328
                                                                                     -----------
COMPUTERS & INFORMATION: 0.1%
International Business Machines Corp.              6.220%  08/01/2027       45,000        45,981
                                                                                     -----------
ELECTRIC UTILITIES: 2.3%
Dominion Fiber Ventures                            7.050%  03/15/2005      105,000       105,092
Great Lakes Power Inc.                             8.300%  03/01/2005      200,000       204,351
PP&L Capital Funding (MTN)                         7.750%  04/15/2005      140,000       143,513
PPL Montana LLC                                    8.903%  07/02/2020      115,000       119,808
PSEG Power                                         8.625%  04/15/2031      140,000       144,991
Southern Energy Midatlantic (144A)                10.060%  12/30/2028      330,000       356,826
Southern Energy Midatlantic (144A)                 8.625%  06/30/2012      130,000       134,248
                                                                                     -----------
                                                                                       1,208,829
                                                                                     -----------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
ELECTRONICS: 0.1%
Litton Industries, Inc.                            6.980%  03/15/2036  $    60,000   $    60,751
                                                                                     -----------
ENTERTAINMENT & LEISURE: 0.1%
R&B Falcon Corp.                                   6.950%  04/15/2008       70,000        69,940
                                                                                     -----------
FINANCIAL SERVICES: 5.3%
Ace Capital Trust II                               9.700%  04/01/2030      115,000       128,739
BNP US Funding, LLC (144A)                         7.738%  12/31/2049      175,000       175,772
Canadian Occidental Petroleum Ltd. - Yankee        7.125%  02/04/2004       90,000        92,164
Countrywide Capital III                            8.050%  06/15/2027      115,000       112,473
Countrywide Home Equity Loan Trust, Ser. 2001-A,
  Class A                                          5.814%  04/15/2027      444,654       444,417
General Electric Capital Corp.                     7.000%  02/03/2003      165,000       170,737
Lehman Brothers Holdings, Inc. (MTN)               7.000%  05/15/2003      225,000       231,360
Morgan Stanley Dean Witter & Co.                   6.100%  04/15/2006      160,000       159,460
Natexis AMBS Co. LLC (144A)                        8.440%  12/29/2049      485,000       488,937
Nationslink Funding Corp., Ser. 1999-SL, Class
  A2                                               6.096%  12/10/2001      620,000       625,925
Nisource Finance Corp.                             7.500%  11/15/2003      220,000       228,357
                                                                                     -----------
                                                                                       2,858,341
                                                                                     -----------
HEAVY MACHINERY: 0.7%
AES Drax Holdings Ltd.                            10.410%  12/31/2020      135,000       147,222
Cummins Engine Co., Inc.                           5.650%  03/01/2098      390,000       206,928
                                                                                     -----------
                                                                                         354,150
                                                                                     -----------
INDUSTRIAL - DIVERSIFIED: 0.4%
Tyco International Group SA - Yankee (144A)        6.875%  09/05/2002      205,000       208,655
                                                                                     -----------
INSURANCE: 1.7%
AFC Capital Trust I                                8.207%  02/03/2027      335,000       326,268
Anthem Insurance Companies, Inc. (144A)            9.000%  04/01/2027      145,000       132,189
Anthem Insurance Companies, Inc. (144A)            9.125%  04/01/2010      100,000       104,197
Fairfax Financial Holdings Ltd.                    8.300%  04/15/2026       65,000        44,535
Florida Windstorm Underwriting Association
  (144A)                                           6.500%  08/25/2002      100,000       101,395
MMI Capital Trust I                                7.625%  12/15/2027       80,000        73,394
W.R. Berkley Capital Trust                         8.197%  12/15/2045      140,000       108,501
                                                                                     -----------
                                                                                         890,479
                                                                                     -----------
MEDIA - BROADCASTING & PUBLISHING: 1.6%
AOL Time Warner, Inc.                              6.125%  04/15/2006       65,000        64,685
AOL Time Warner, Inc.                              7.625%  04/15/2031      525,000       526,366
Clear Channel Communications, Inc.                 7.250%  09/15/2003      190,000       196,024
News America, Inc.                                 6.750%  01/09/2038      100,000        95,419
                                                                                     -----------
                                                                                         882,494
                                                                                     -----------
METALS: 0.8%
CMS Panhandle Holding Co. (144A)                   6.125%  03/15/2004      150,000       146,925
Pepsi Bottling Holdings, Inc. (144A)               5.375%  02/17/2004      170,000       170,697
Scotia Pacific Co. LLC, Ser. B, Class A-3          7.710%  01/20/2014      160,000       113,666
                                                                                     -----------
                                                                                         431,288
                                                                                     -----------
MISCELLANEOUS: 0.3%
United Air Lines, Inc., Ser. 92A2                  9.350%  04/07/2016      140,000       142,929
                                                                                     -----------
OIL & GAS: 3.6%
Anadarko Finance Co.                               7.500%  05/01/2031      150,000       152,842
California Petroleum Transport Corp.               8.520%  04/01/2015      100,000       104,976
Coastal Corp (The)                                 6.700%  02/15/2027      215,000       215,766
EdperBrascan Corp. - Yankee                        7.125%  12/16/2003      125,000       124,748
Kern River Funding Corp., Ser. B (144A)            6.720%  09/30/2001      100,000       100,587
Petroleum Geo-Services ASA                         7.125%  03/30/2028      380,000       298,630
Phillips 66 Capital Trust II                       8.000%  01/15/2037      365,000       339,774
Tosco Trust, Ser. 2000-E (144A)                    8.580%  03/01/2010      105,000       114,124
TransCanada Pipelines Ltd. - Yankee                9.875%  01/01/2021      120,000       147,538
Yosemite Securities Trust I (144A)                 8.250%  11/15/2004      335,000       344,825
                                                                                     -----------
                                                                                       1,943,810
                                                                                     -----------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
PHARMACEUTICALS: 1.2%
Lilly Del Mar, Inc. (FRN) (144A)                   7.717%  08/01/2029  $   605,000   $   628,567
                                                                                     -----------
TELEPHONE SYSTEMS: 2.7%
AT&T Wireless Group                                8.750%  03/01/2031      205,000       210,452
Cable & Wireless Optus Financial                   8.000%  06/22/2010      100,000       107,759
Dominion Resources Capital Trust III               8.400%  01/15/2031      125,000       125,588
MCI Worldcom, Inc.                                 6.950%  08/15/2028       55,000        46,220
Qwest Capital Funding                              6.500%  11/15/2018       85,000        74,997
Qwest Capital Funding                              6.875%  07/15/2028       85,000        76,400
Sprint Capital Corp.                               5.700%  11/15/2003      120,000       118,504
Sprint Capital Corp.                               7.625%  01/30/2011      185,000       185,031
Telecom New Zealand Finance (144A)                 6.250%  02/10/2003      135,000       134,009
Teleglobe, Inc.                                    7.700%  07/20/2029      130,000       123,953
Worldcom, Inc.                                     6.400%  08/15/2005      230,000       223,062
                                                                                     -----------
                                                                                       1,425,975
                                                                                     -----------
TRANSPORTATION: 0.5%
Windsor Petroleum (144A)                           7.840%  01/15/2021      300,000       266,625
                                                                                     -----------
 TOTAL CORPORATE OBLIGATIONS (COST - $16,477,910)                                     16,670,977
                                                                                     -----------

SOVEREIGN DEBT OBLIGATIONS: 0.6%
BANKING: 0.6%
SE Banken (144A)                                   6.500%  12/29/2049      295,000       295,330
                                                                                     -----------
 TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $281,929)                                      295,330
                                                                                     -----------

PREFERRED STOCKS: 1.4%                                                 SHARES
                                                                       -----------
Centaur Funding Corp., Ser. B (144A)               9.080%              $       255       264,244
Duke-Weeks Realty Corp. (REIT)                     7.990%(1)                 6,650       291,769
SPG Properties, Inc., Ser. C (REIT)                7.890%(2)                 4,095       172,886
                                                                                     -----------
 TOTAL PREFERRED STOCKS (COST - $742,746)                                                728,899
                                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%                              PAR/FACE
                                                                       -----------
Washington Mutual, Ser. 2000-1, Class A (FRN)
  (Cost - $336,734)                                6.403%  06/25/2024  $   336,629       334,694
                                                                                     -----------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: 27.7%
Aames Mortgage Trust, Ser. 1999-2, Class AF        7.589%  10/15/2029  $   402,777   $   416,502
ABSC Long Beach Home Equity Loan Trust, Ser.
  2000-LB1, Class AV (FRN)                         6.880%  08/21/2030      425,935       426,183
AFC Home Equity Loan Trust, Ser. 1999-1, Class
  2A1 (FRN)                                        6.259%  02/24/2029      160,662       161,151
Asset Securitization Corp., Ser. 1996-MD6, Class
  A1B                                              6.880%  11/13/2026      545,000       561,054
Banc One Heloc Trust (FRN)                         6.821%  05/15/2021      321,308       321,172
Bay View Auto Trust, Ser. 2000-LJ1, Class A4       7.640%  11/25/2010      685,000       713,878
Block Mortgage Finance, Inc., Ser. 1999-1, Class
  A6                                               7.108%  01/25/2030      264,865       266,427
Champion Home Equity Loan Trust, Ser. 1999-1,
  Class A (FRN)                                    6.139%  03/25/2029       23,646        23,638
Chase Credit Card Master Trust, Ser. 1997-1,
  Class A                                          6.710%  10/15/2006      375,000       375,046
Chase Credit Card Master Trust, Ser. 2000-2,
  Class B (FRN)                                    6.420%  07/15/2005      475,000       475,053
Chase Funding Mortgage Loan, Ser. 2000-2, Class
  IIA1 (FRN)                                       6.931%  05/25/2030      366,470       366,761
Chase Funding Mortgage Loan, Ser. 2000-3, Class
  IIA1 (FRN)                                       6.840%  10/25/2030      205,681       205,556
Citibank Credit Card IssuanceTrust, Ser.
  2000-B2, Class B2 (FRN)                          6.910%  10/15/2007      575,000       572,097
Cityscape Home Equity Loan Trust, Ser. 1996-3,
  Class AB                                         7.650%  09/25/2025      275,000       285,603
CMSI, Ser. 2001, Class A1                          6.850%  02/25/2031    1,030,188     1,034,474
Contimortgage Home Equity Loan Trust, Ser.
  1998-3, Class A9                                 5.819%  09/15/2028      278,417       277,744
Continental Airlines, Inc.                         8.312%  04/02/2011      170,000       178,910
Countrywide Home Equity Loan Trust, Ser. 1998-A,
  Class A (FRN)                                    6.194%  03/15/2024      228,063       227,640
Countrywide Home Equity Loan Trust, Ser. 2000-B,
  Class A2 (FRN)                                   6.850%  08/15/2026      328,632       328,352
Discover Card Master Trust I Series 2001-4 Class
  A                                                5.113%  10/16/2006      395,000       395,007
Discover Card Master Trust, Ser. 2000-8 Class A
  (FRN)                                            8.000%  04/16/2006      150,000       150,080
EQCC Home Equity Loan Trust, Ser. 1998-4, Class
  A1F (FRN)                                        6.570%  01/15/2029      588,637       591,326
EQCC Home Equity Loan Trust, Ser. 1999-3, Class
  A7F                                              7.448%  08/25/2030      555,068       573,523
Falcon Franchise Loan LLC, Ser. 2000-1, Class A1   7.382%  10/05/2010      501,215       526,304
FNMA, Ser. 2000-41, Class MA                       7.350%  04/25/2029      431,303       435,825
Greenpoint Home Equity Loan Trust, Ser. 2001-1,
  Class A2                                         5.253%  04/15/2027      580,000       580,000
IMC Home Equity Loan Trust, Ser. 1997-6, Class A
  (FRN)                                            6.815%  01/20/2028       62,719        62,723
Mellon Bank Home Equity Loan Trust, Ser. 2001-1,
  Class A (FRN)                                    5.511%  03/20/2027      146,278       146,209
Merrill Lynch Home Equity Loan, Ser. 1997-1,
  Class A (FRN)                                    5.994%  09/25/2027      343,792       342,876
Option One Mortgage Loan Trust Ser. 2000-A,
  Class A5 (FRN)                                   6.000%  08/20/2030      366,787       366,859
Residential Asset Securities Corp., Ser.
  2000-KS4, Class A2 (FRN)                         6.850%  09/25/2031      548,052       547,694
Residential Asset Securities Corp., Ser.
  2000-KS5, Class AII (FRN)                        5.290%  12/25/2031      373,986       374,241
Residential Asset Securities Corp., Ser.
  2001-KS1, Class AII                              5.290%  03/25/2032      646,049       645,474
RGS (AEGCO) Funding Corp., Ser. E                  9.810%  12/07/2021       64,958        75,978
Scotia Pacific Co. LLC, Ser. B, Class A-2          7.110%  01/20/2014      300,000       254,529
UCFC Home Equity Loan, Ser. 1997-A1, Class A6      7.435%  11/15/2024      190,000       195,633
UCFC Home Equity Loan, Ser. 1997-C, Class A7       6.845%  01/15/2029      344,262       351,859
UCFC Home Equity Loan, Ser. 1997-D, Class A5       6.755%  11/15/2023      390,000       398,603
Washington Mutual Mortgage Securities Corp. Ser.
  2001-2, Class A1V                                5.613%  01/25/2031      550,000       538,702
                                                                                     -----------
 TOTAL ASSET-BACKED SECURITIES (COST - $14,639,233)                                   14,770,686
                                                                                     -----------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 116.1% (COST - $61,567,598)                                       $61,939,263
LIABILITIES, NET OF OTHER ASSETS: (16.1%)                                             (8,569,929)
                                                                                     -----------

NET ASSETS: 100.0%
Applicable to 5,382,183 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                      $53,369,334
                                                                                     ===========

Net Asset Value, Offering and Redemption Price Per Share                             $      9.92
                                                                                     ===========

Summary of Abbreviations

 (1) Coupon rate shown represents current rate. Rate will increase by 2.00% on 10/01/2012.
 (2) Coupon rate shown represents current rate. Rate will increase by 2.00% on 09/30/2012.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2001, the aggregate value of the securities is $4,477,736 or 8.4% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust
 TBA  To Be Announced - Security is subject to delayed delivery

See Notes to the Financial Statements.

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2001                         RATE     MATURITY    PAR/FACE      VALUE (a)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 37.4%
U.S. TREASURY OBLIGATIONS: 19.6%
U.S. Treasury Bill                     4.135%  06/28/2001  $    75,000  $     74,268
U.S. Treasury Bill                     4.175%  06/28/2001      125,000       123,768
U.S. Treasury Note                     4.250%  03/31/2003       70,000        69,913
U.S. Treasury Note                     5.750%  11/15/2005      205,000       212,079
U.S. Treasury Note                     6.000%  08/15/2009    1,050,000     1,094,726
U.S. Treasury Note                     7.000%  07/15/2006    1,465,000     1,597,218
                                                                        ------------
                                                                           3,171,972
                                                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND
  PASS-THROUGH CERTIFICATES: 4.6%
FNMA - Global Note                     7.125%  06/15/2010      700,000       753,775
                                                                        ------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS: 13.2%
FHLMC, Ser. 1360, Class PJ             5.000%  12/15/2020      190,000       189,567
FNMA - Pool # 253673                   7.500%  03/01/2031    1,405,702     1,435,660
FNMA - Pool # 253643                   7.500%  02/01/2031      190,022       194,072
FNMA - Pool # 535714                   7.500%  01/01/2031      313,324       320,001
                                                                        ------------
                                                                           2,139,300
                                                                        ------------
 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $6,093,147)            6,065,047
                                                                        ------------
CORPORATE OBLIGATIONS: 31.8%
AEROSPACE & DEFENSE: 0.7%
Lockheed Martin Corp.                  7.200%  05/01/2036       20,000        20,280
United Air Lines, Inc.                 7.186%  04/01/2011       85,000        86,933
                                                                        ------------
                                                                             107,213
                                                                        ------------
AIRLINES: 0.9%
Continental Airlines, Inc.             6.800%  07/02/2007       71,103        71,517
Delta Air Lines, Inc., Ser. 1992-A1    8.270%  09/23/2007       74,415        75,813
                                                                        ------------
                                                                             147,330
                                                                        ------------
AUTOMOTIVE: 3.0%
Arcadia Automobile Receivables
  Trust, Ser. 1997-C, Class A5         6.550%  06/15/2005       75,000        76,116
Daimler Chrysler North America
  Holding Corp.                        7.750%  01/18/2011      225,000       230,532
General Motors Acceptance Corp.        7.250%  03/02/2011      185,000       187,347
                                                                        ------------
                                                                             493,995
                                                                        ------------
BANKING: 5.8%
Bank One Corp.                         6.500%  02/01/2006      105,000       106,707
Bank United Corp.                      8.875%  05/01/2007       55,000        60,831
CIT Group, Inc.                        6.500%  02/07/2006       80,000        80,312
Dime Bancorp, Inc.                     9.000%  12/19/2002       40,000        41,357
FleetBoston Financial Corp.            7.250%  09/15/2005      110,000       115,577
Ford Motor Credit Co.                  7.375%  02/01/2011      175,000       179,302
Societe Generale Real Estate, Ser. A
  - Preferred (FRN) (144A)             7.640%  12/29/2049      180,000       178,632
Takefuji Corp.                         9.200%  04/15/2011       95,000        96,013
Union Planters Corp.                   7.750%  03/01/2011       80,000        81,179
                                                                        ------------
                                                                             939,910
                                                                        ------------
BEVERAGES, FOOD & TOBACCO: 1.6%
Cargill, Inc.                          6.250%  05/01/2006       75,000        75,016
Kellogg Co.                            6.600%  04/01/2011      125,000       122,861
Kellogg Co.                            6.625%  01/29/2004       55,000        55,767
                                                                        ------------
                                                                             253,644
                                                                        ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
CHEMICALS: 0.5%
Chevron Phillips Chemical Co.                      7.000%  03/15/2011  $    80,000  $     78,701
                                                                                    ------------
COMMERCIAL SERVICES: 0.8%
ERAC USA Finance Co. (144A)                        8.250%  05/01/2005       85,000        87,909
Waste Management, Inc.                             7.100%  08/01/2026       45,000        45,756
                                                                                    ------------
                                                                                         133,665
                                                                                    ------------
COMPUTERS & INFORMATION: 0.9%
International Business Machines Corp.              6.220%  08/01/2027      140,000       143,052
                                                                                    ------------
ELECTRIC UTILITIES: 2.4%
Dominion Fiber Ventures                            7.050%  03/15/2005      100,000       100,088
Great Lakes Power Inc.                             8.300%  03/01/2005      225,000       229,895
PPL Montana LLC                                    8.903%  07/02/2020       60,000        62,509
                                                                                    ------------
                                                                                         392,492
                                                                                    ------------
ELECTRONICS: 0.2%
Litton Industries, Inc.                            6.980%  03/15/2036       25,000        25,313
                                                                                    ------------
ENTERTAINMENT & LEISURE: 0.2%
R&B Falcon Corp.                                   6.950%  04/15/2008       30,000        29,974
                                                                                    ------------
FINANCIAL SERVICES: 5.6%
BNP US Funding, LLC (144A)                         7.738%  12/31/2049       90,000        90,397
Citigroup, Inc.                                    7.250%  10/01/2010      100,000       103,917
Countrywide Home Loan                              6.250%  04/15/2009       90,000        85,788
General Electric Capital Corp.                     7.000%  02/03/2003       75,000        77,608
Lehman Brothers Holdings, Inc. (MTN)               7.000%  05/15/2003       95,000        97,686
Morgan Stanley Dean Witter & Co.                   6.100%  04/15/2006       90,000        89,696
Natexis AMBS Co. LLC (144A)                        8.440%  12/29/2049       85,000        85,690
Nationslink Funding Corp., Ser. 1999-SL, Class
  A2                                               6.096%  12/10/2001      180,000       181,720
Nisource Finance Corp.                             7.500%  11/15/2003       95,000        98,609
                                                                                    ------------
                                                                                         911,111
                                                                                    ------------
FOREST PRODUCTS & PAPER: 1.2%
Abitibi Consolidated, Inc. - Yankee                8.550%  08/01/2010      180,000       188,329
                                                                                    ------------
INDUSTRIAL - DIVERSIFIED: 0.6%
Tyco International Group SA - Yankee (144A)        6.875%  09/05/2002       90,000        91,605
                                                                                    ------------
INSURANCE: 1.3%
Anthem Insurance Companies, Inc. (144A)            9.125%  04/01/2010       35,000        36,469
Fairfax Financial Holdings Ltd.                    6.875%  04/15/2008      170,000       140,760
Florida Windstorm Underwriting Association
  (144A)                                           6.500%  08/25/2002       30,000        30,419
                                                                                    ------------
                                                                                         207,648
                                                                                    ------------
MEDIA - BROADCASTING & PUBLISHING: 0.9%
AOL Time Warner, Inc.                              6.125%  04/15/2006       40,000        39,806
Clear Channel Communications, Inc.                 7.250%  09/15/2003       55,000        56,744
News America, Inc.                                 6.750%  01/09/2038       45,000        42,939
                                                                                    ------------
                                                                                         139,489
                                                                                    ------------
METALS: 1.1%
CMS Panhandle Holding Co. (144A)                   6.125%  03/15/2004       45,000        44,077
Pepsi Bottling Holdings, Inc. (144A)               5.375%  02/17/2004       55,000        55,226
Scotia Pacific Co. LLC, Ser. B, Class A-1          6.550%  01/20/2007       88,405        86,374
                                                                                    ------------
                                                                                         185,677
                                                                                    ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
OIL & GAS: 2.0%
EdperBrascan Corp. - Yankee                        7.125%  12/16/2003  $    40,000  $     39,919
Petroleum Geo-Services ASA                         6.625%  03/30/2008       60,000        54,397
R&B Falcon Corp.                                   9.125%  12/15/2003       60,000        64,939
Yosemite Securities Trust I (144A)                 8.250%  11/15/2004      165,000       169,839
                                                                                    ------------
                                                                                         329,094
                                                                                    ------------
PHARMACEUTICALS: 0.6%
Lilly Del Mar, Inc. (FRN) (144A)                   7.717%  08/01/2029      100,000       103,895
                                                                                    ------------
TELEPHONE SYSTEMS: 1.5%
Sprint Capital Corp.                               5.700%  11/15/2003       55,000        54,314
Sprint Capital Corp.                               7.625%  01/30/2011       45,000        45,008
Worldcom, Inc.                                     6.400%  08/15/2005      155,000       150,324
                                                                                    ------------
                                                                                         249,646
                                                                                    ------------
 TOTAL CORPORATE OBLIGATIONS (COST - $5,091,206)                                       5,151,783
                                                                                    ------------

PREFERRED STOCKS: 0.8%                                                      SHARES
                                                                           -----------
SPG Properties, Inc., Ser. C (REIT) (Cost - $128,771)   7.890%                   3,100       130,878
                                                                                        ------------

ASSET BACKED SECURITIES: 22.4%                                              PAR/FACE
                                                                            -----------
Aames Mortgage Trust, Ser. 1999-2, Class AF             7.589%  10/15/2029  $   168,150      173,880
Americredit Automobile Receivables Trust, Ser.
  2000-C, Class A3                                      7.050%  02/12/2005       70,000       72,275
Asset Securitization Corp., Ser. 1996-MD6, Class A1B    6.880%  11/13/2026      150,000      154,419
Bay View Auto Trust, Ser. 2000-LJ1, Class A4            7.640%  11/25/2010      205,000      213,642
Citicorp Lease, Ser. 1999-1, Class A1 (144A)            7.220%  06/15/2005       91,250       94,728
Cityscape Home Equity Loan Trust, Ser. 1996-3, Class
  AB                                                    7.650%  09/25/2025       55,000        57,121
CMSI, Ser. 2001, Class A1                               6.850%  02/25/2031      271,855       272,986
Contimortgage Home Equity Loan Trust, Ser. 1996-2,
  Class A8                                              7.900%  07/15/2027      225,000       234,522
Contimortgage Home Equity Loan Trust, Ser. 1999-3,
  Class A4                                              7.120%  01/25/2025       80,000        82,119
Continental Airlines, Inc.                              8.312%  04/02/2011       75,000        78,931
EQCC Home Equity Loan Trust, Ser. 1999-3, Class A7F     7.448%  08/25/2030      156,867       162,082
Falcon Franchise Loan LLC, Ser. 2000-1, Class A1        7.382%  10/05/2010      134,943       141,697
FNMA - Pool # 562302                                    7.500%  01/01/2031      685,758       700,150
FNMA, Ser. 1996-37, Class B                             7.000%  12/25/2023      375,000       381,458
Northwest Airlines, Inc., Ser. 1999-3, Class G          7.935%  10/01/2020       67,031        70,953
Scotia Pacific Co. LLC, Ser. B, Class A-2               7.110%  01/20/2014       55,000        46,664
UCFC Home Equity Loan, Ser. 1997-A1, Class A6           7.435%  11/15/2024      170,000       175,041
UCFC Home Equity Loan, Ser. 1997-D, Class A5            6.755%  11/15/2023       85,000        86,875
WFS Financial Owner Trust, Ser. 2000-B, Class A3        7.750%  11/20/2004      200,000       207,900
WFS Financial Owner Trust, Ser. 2000-C, Class A3        7.070%  02/20/2005      210,000       216,579
                                                                                         ------------
 TOTAL ASSET BACKED SECURITIES (COST - $3,553,810)                                          3,624,022
                                                                                         ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                       COUPON
APRIL 30, 2001                                         RATE     MATURITY    PAR/FACE     VALUE (a)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 6.0%
Investment Bank & Trust Company Repurchase Agreement
  in the amount of $973,827: Issued 4/30/01
  (Collaterized
  by $995,451 par of FNMA Pool #411759, 8.070% due
  11/1/2023
  with a market value of $1.012,712) (Cost -
  $973,827)                                             3.600%  05/01/2001  $   973,827  $    973,827
                                                                                         ------------

TOTAL INVESTMENTS: 98.4% (COST - $15,840,761)                                              15,945,557

OTHER ASSETS, NET OF LIABILITIES: 1.6%                                                        263,808
                                                                                         ------------

NET ASSETS: 100.0%
Applicable to 1,581,644 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                          $ 16,209,365
                                                                                         ============

Net Asset Value, Offering and Redemption Price Per Share                                 $      10.25
                                                                                         ============

Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2001, the aggregate value of the securities is $1,068,886 or 6.6% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust

See Notes to the Financial Statements.

SAMCO FUNDS, INC.

SAMCO High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2001                         RATE     MATURITY    PAR/FACE      VALUE (a)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 20.5%
MISCELLANEOUS: 20.5%
U.S. Treasury Bill                     3.570%  05/31/2001  $   390,000   $  388,685
                                                                         ----------
 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $388,685)               388,685
                                                                         ----------
CORPORATE OBLIGATIONS: 70.7%
AIRLINES: 1.5%
Air Canada                            10.250%  03/15/2011       10,000        9,750
Continental Airlines, Inc.             8.000%  12/15/2005       10,000        9,850
Delta Air Lines, Inc.                  6.650%  03/15/2004        5,000        4,885
Northwest Airlines, Inc.               8.375%  03/15/2004        5,000        4,906
                                                                         ----------
                                                                             29,391
                                                                         ----------
AUTOMOTIVE: 0.3%
Delco Remy International, Inc.        11.000%  05/01/2009        5,000        5,125
                                                                         ----------
BANKING: 0.3%
Sovereign Bancorp, Inc.                8.625%  03/15/2004        5,000        5,039
                                                                         ----------
BEVERAGES, FOOD & TOBACCO: 0.3%
Constellation Brands, Inc.             8.000%  02/15/2008        5,000        5,112
                                                                         ----------
CHEMICALS: 5.8%
PMD Group, Inc.                       11.000%  02/28/2011        5,000        5,150
USEC, Inc.                             6.625%  01/20/2006       25,000       22,571
USEC, Inc.                             6.750%  01/20/2009       95,000       81,750
                                                                         ----------
                                                                            109,471
                                                                         ----------
COMMERCIAL SERVICES: 2.3%
Allied Waste North America, Inc.       7.625%  01/01/2006        5,000        4,925
Allied Waste North America, Inc.       7.875%  01/01/2009       15,000       14,737
Iron Mountain, Inc.                    8.250%  07/01/2011       15,000       14,887
Iron Mountain, Inc.                    8.625%  04/01/2013        5,000        5,025
Service Corporation International      6.000%  12/15/2005        5,000        3,450
                                                                         ----------
                                                                             43,024
                                                                         ----------
COMMUNICATIONS: 1.7%
American Tower Corp. (144A)            9.375%  02/01/2009        5,000        4,987
Global Crossing Holdings Ltd.          9.125%  11/15/2006       25,000       23,750
Metromedia Fiber Network, Inc.        10.000%  12/15/2009        5,000        3,237
                                                                         ----------
                                                                             31,974
                                                                         ----------
ELECTRIC UTILITIES: 2.4%
Avista Corp.                           9.750%  06/01/2008        5,000        5,149
Calpine Corp.                          7.875%  04/01/2008       15,000       14,688
Calpine Corp.                          8.625%  08/15/2010        5,000        5,016
L-3 Communications Corp.               8.000%  08/01/2008        5,000        4,987
Orion Power Holdings, Inc. (144A)     12.000%  05/01/2010       15,000       16,650
                                                                         ----------
                                                                             46,490
                                                                         ----------
ELECTRICAL EQUIPMENT: 0.3%
Celestica International, Inc.         10.500%  12/31/2006        5,000        5,200
                                                                         ----------
ELECTRONICS: 0.3%
Fairchild Semiconductor Corp. (144A)  10.500%  02/01/2009        5,000        4,925
                                                                         ----------
ENTERTAINMENT & LEISURE: 1.9%
Alliance Atlantis Communciations,
  Inc.                                13.000%  12/15/2009        5,000        5,350
Anchor Gaming                          9.875%  10/15/2008       15,000       15,938
Horseshoe Gaming Holding Corp.         8.625%  05/15/2009       10,000       10,025
Six Flags, Inc. (144A)                 9.500%  02/01/2009        5,000        5,175
                                                                         ----------
                                                                             36,488
                                                                         ----------

SAMCO FUNDS, INC.

SAMCO High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 1.0%
Calair LLC                                         8.125%  04/01/2008  $    20,000   $   19,225
                                                                                     ----------
FOREST PRODUCTS & PAPER: 0.5%
Stone Container Corp. (144A)                       9.250%  02/01/2008       10,000       10,300
                                                                                     ----------
HEALTH CARE PROVIDERS: 7.6%
Beverly Enterprises, Inc.                          9.625%  04/15/2009       10,000       10,075
DaVita, Inc.                                       9.250%  04/15/2011        5,000        5,163
HCA - The Healthcare Co.                           7.150%  03/30/2004       25,000       25,198
HCA-The Healthcare Co.                             9.000%  12/15/2014        5,000        5,407
HCA-The Healthcare Co.                             7.190%  11/15/2015        5,000        4,698
Manor Care, Inc.                                   8.000%  03/01/2008       15,000       15,225
Tenet Healthcare Corp.                             7.875%  01/15/2003        5,000        5,113
Tenet Healthcare Corp.                             8.625%  12/01/2003       65,000       67,409
Triad Hospitals, Inc.                              8.750%  05/01/2009        5,000        5,100
                                                                                     ----------
                                                                                        143,388
                                                                                     ----------
HEAVY MACHINERY: 0.5%
Terex Corp.                                       10.375%  04/01/2011       10,000       10,200
                                                                                     ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES: 0.5%
Choctaw Resort Development                         9.250%  04/01/2009        5,000        5,156
Toll Brothers, Inc.                                8.250%  02/01/2011        5,000        4,950
                                                                                     ----------
                                                                                         10,106
                                                                                     ----------
INDUSTRIAL - DIVERSIFIED: 1.3%
BRL Universal Equipment (144A)                     8.875%  02/15/2008       10,000       10,200
Dresser, Inc. (144A)                               9.375%  04/15/2011       10,000       10,200
L-3 Communications Corp.                           8.500%  05/15/2008        5,000        5,088
                                                                                     ----------
                                                                                         25,488
                                                                                     ----------
INSURANCE: 2.0%
Conseco, Inc.                                      6.400%  02/10/2003        5,000        4,750
Conseco, Inc.                                      7.600%  06/21/2001       10,000        9,963
Conseco, Inc.                                      8.500%  10/15/2002       10,000        9,850
Conseco, Inc.                                      8.750%  02/09/2004       15,000       14,100
                                                                                     ----------
                                                                                         38,663
                                                                                     ----------
LODGING: 13.4%
Felcor Lodging LP (144A)                           9.500%  09/15/2008       10,000       10,425
Harrahs Operating Co., Inc.                        7.875%  12/15/2005       95,000       95,950
Mandalay Resort Group                             10.250%  08/01/2007       10,000       10,500
Meristar Hospitality Corp. (144A)                  9.000%  01/15/2008       10,000       10,050
MGM Mirage, Inc.                                   9.750%  06/01/2007      100,000      107,000
Park Place Entertainment Corp.                     7.875%  12/15/2005       20,000       20,100
                                                                                     ----------
                                                                                        254,025
                                                                                     ----------
MEDIA - BROADCASTING & PUBLISHING: 11.5%
Adelphia Communications Corp.                      7.875%  05/01/2009       35,000       31,675
Charter Communication Holdings                    10.000%  04/01/2009       50,000       52,625
Charter Communications Holdings                   10.750%  10/01/2009       35,000       37,800
Echostar DBS Corp.                                 9.375%  02/01/2009       25,000       25,563
Emmis Escrow Corp.                                 0.000%  03/15/2011       10,000        5,650
Frontiervision Holdings LP                        11.875%  09/15/2007        5,000        5,075
Insight Communications Co.                         0.000%  02/15/2011       15,000        8,475
Insight Midwest/Insight Capital (144A)            10.500%  11/01/2010       10,000       10,825
LIN Holdings Corp.                                 0.000%  03/01/2008       10,000        7,375
Mediacom LLC Capital Corp.                         7.875%  02/15/2011       15,000       13,350
Rogers Cable Systems                              10.000%  03/15/2005       15,000       16,050
Young Broadcasting, Inc.                          10.000%  03/01/2011        5,000        4,825
                                                                                     ----------
                                                                                        219,288
                                                                                     ----------

SAMCO FUNDS, INC.

SAMCO High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2001                                    RATE     MATURITY    PAR/FACE     VALUE (a)
-------------------------------------------------------------------------------------------------
METALS: 0.6%
Century Aluminum Co.                              11.750%  04/15/2008  $    10,000   $   10,500
                                                                                     ----------
MULTIPLE UTILITIES: 1.1%
Calpine Canada Energy Finance                      8.500%  05/01/2008       20,000       20,033
                                                                                     ----------
OIL & GAS: 7.0%
AES Drax Energy Ltd.                              11.500%  08/30/2010       10,000       10,950
Chesapeake Energy Corp.                            8.125%  04/01/2011       20,000       19,425
Cross Timbers Oil Co.                              8.750%  11/01/2009        5,000        5,238
Cross Timbers Oil Co.                              9.250%  04/01/2007        9,000        9,518
Husky Oil Ltd.                                     8.900%  08/15/2028       40,000       41,411
Pioneer Natural Resources Co.                      7.200%  01/15/2028        5,000        4,166
Pioneer Natural Resources Co.                      9.625%  04/01/2010       20,000       21,891
Pride International, Inc.                          9.375%  05/01/2007       10,000       10,575
SESI Llc                                           8.875%  05/15/2011        5,000        5,035
Western Gas Resources, Inc.                       10.000%  06/15/2009        5,000        5,363
                                                                                     ----------
                                                                                        133,572
                                                                                     ----------
PHARMACEUTICALS: 1.1%
AdvancePCS                                         8.500%  04/01/2008       10,000       10,225
Omnicare, Inc. (144A)                              8.125%  03/15/2011       10,000       10,225
                                                                                     ----------
                                                                                         20,450
                                                                                     ----------
TELEPHONE SYSTEMS: 5.5%
American Cellular Corp.                            9.500%  10/15/2009        5,000        4,863
Crown Castle International Corp.                  10.750%  08/01/2011       10,000       10,675
FLAG Telecom Holdings Ltd.                        11.625%  03/30/2010       10,000        7,850
Frontier Corp.                                     7.250%  05/15/2004       15,000       13,985
Intermedia Communications, Inc.                    8.875%  11/01/2007        5,000        4,650
Microcell Telecommunications, Inc.                 0.000%  06/01/2006        5,000        4,200
Rogers Wireless, Inc.                              9.625%  05/01/2011       15,000       15,050
Telecommunication Techniques Co.                   9.750%  05/15/2008        5,000        3,750
TeleCorp PCS, Inc.                                10.625%  07/15/2010       15,000       14,250
Tritel PCS, Inc.                                   0.000%  05/15/2009        5,000        3,200
Voicestream Wireless Corp.                        10.375%  11/15/2009       20,000       22,800
                                                                                     ----------
                                                                                        105,273
                                                                                     ----------
 TOTAL CORPORATE OBLIGATIONS (COST - $1,332,349)                                      1,342,750
                                                                                     ----------

PREFERRED STOCKS: 2.6%                                                 SHARES
                                                                      -----------
Broadwing Communications                          31.250%                        5          505
CSC Holdings, Inc.                                 2.938%                      425       46,538
Nexen, Inc.                                        9.375%                      100        2,530
                                                                                     ----------
 TOTAL PREFERRED STOCKS (COST - $53,260)                                                 49,573
                                                                                     ----------

ASSET-BACKED SECURITIES: 0.9%                                          PAR/FACE
                                                                       -----------
Midland Funding II (Cost - $17,391)              13.250%   07/23/2006  $    15,000       17,200
                                                                                     ----------

SAMCO FUNDS, INC.

SAMCO High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                       COUPON
APRIL 30, 2001                                         RATE     MATURITY    PAR/FACE     VALUE (a)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 4.7%
Investment Bank & Trust Company Repurchase Agreement
  in the amount of $89,142: Issued 4/30/01
  (Collaterized by $92,199 par of FNMA Pool
  #411759, 8.070% due  11/1/2023 with a market
  value of $93,798) (Cost - $89,142)                    3.600%  05/01/2001  $    89,142   $   89,142
                                                                                          ----------

TOTAL INVESTMENTS: 99.4% (COST - $1,880,827)                                               1,887,350

OTHER ASSETS, NET OF LIABILITIES: 0.6%                                                        10,853
                                                                                          ----------

NET ASSETS: 100%
Applicable to 182,892 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                            1,898,203
                                                                                          ==========

Net Asset Value, Offering and Redemption Price Per Share                                  $    10.38
                                                                                          ==========

Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2001, the aggregate value of the securities is $103,962 or 5.5% of the net assets.

See Notes to the Financial Statements.

SAMCO FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                        Aggregate      Intermediate
                                      Fixed Income     Fixed Income      High Yield
                                          Fund             Fund             Fund
                                     ---------------  ---------------  --------------
ASSETS
Investments, at value (cost of
  $61,567,598 , $15,840,761 and
  $1,880,827, respectively)(Note 2
  and 5)                             $    61,939,263  $    15,945,557  $    1,887,350
Cash                                               -                -          39,880
Receivable for securities sold            10,565,154          461,348               -
Interest receivable                          528,517          191,132          32,034
Receivable from investment advisor                 -           23,243           8,020
Deferred organization costs                   34,064                -               -
Prepaid expenses                                   -                -          15,184
                                     ---------------  ---------------  --------------
    Total assets                          73,066,998       16,621,280       1,982,468
                                     ---------------  ---------------  --------------

LIABILITIES
Payable for securities purchased          19,391,374          324,095          70,965
Payable to investment advisor                 19,220                -               -
Dividends payable                            261,574           73,546           8,194
Due to Bank                                   13,982                -               -
Accrued expenses and other
  liabilities                                 11,514           14,274           5,106
                                     ---------------  ---------------  --------------
    Total liabilities                     19,697,664          411,915          84,265
                                     ---------------  ---------------  --------------

NET ASSETS                           $    53,369,334  $    16,209,365  $    1,898,203
                                     ===============  ===============  ==============

SHARES OUTSTANDING                         5,382,183        1,581,644         182,892
                                     ===============  ===============  ==============

NET ASSET VALUE PER SHARE            $          9.92  $         10.25  $        10.38
                                     ===============  ===============  ==============

COMPOSITION OF NET ASSETS
Paid-in capital                      $    54,000,513  $    15,942,341  $    1,853,213
Accumulated undistributed net
  investment income                           28,175            8,111           1,025
Net accumulated realized gain
  (loss) on investments                   (1,031,019)         154,117          37,442
Net unrealized appreciation on
  investments                                371,665          104,796           6,523
                                     ---------------  ---------------  --------------
  Net assets applicable to capital
    stock outstanding                $    53,369,334  $    16,209,365  $    1,898,203
                                     ===============  ===============  ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                       Aggregate      Intermediate
                                      Fixed Income    Fixed Income     High Yield
                                          Fund            Fund            Fund
                                     --------------  --------------  --------------
INVESTMENT INCOME
Dividend income                      $       25,560  $        6,115  $        1,234
Interest income                           1,949,924         417,117          29,112
                                     --------------  --------------  --------------
    Total income                          1,975,484         423,232          30,346
                                     --------------  --------------  --------------

EXPENSES
Investment advisory fees (Note 3)            74,474          16,163           1,987
Administration fees (Note 3)                 24,555           5,296             484
Legal fees                                   14,047           2,645           3,377
Audit fees                                   12,569          10,459           4,573
State registration filing fees                3,273             564             469
Custodian fees                               25,586           9,833             656
Amortization of organizational
  costs                                       7,559               -               -
Transfer agent fees                           1,494             184              67
Insurance expense                             5,465           1,055               -
Miscellaneous fees and expenses               3,237             771             453
                                     --------------  --------------  --------------
    Total operating expenses                180,150          48,635          12,243
    Waiver of investment advisory
      and administration fees and
      reimbursement of other
      expenses                              (44,991)        (19,166)        (10,007)
                                     --------------  --------------  --------------
    Net expenses                            135,159          29,469           2,236
                                     --------------  --------------  --------------
Net investment income                     1,840,325         393,763          28,110
                                     --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain on investments          1,487,905         290,320          37,442
Net change in unrealized
  appreciation (depreciation) on
  investments                               164,970          19,638           6,523
                                     --------------  --------------  --------------
    Net realized and unrealized
      gain on investments                 1,652,875         309,958          43,965
                                     --------------  --------------  --------------
Net increase in net assets
  resulting from operations          $    3,493,200  $      703,721  $       72,075
                                     ==============  ==============  ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             Aggregate Fixed Income Fund      Intermediate Fixed Income Fund    High Yield Fund
                           --------------------------------  --------------------------------  -----------------
                             SIX MONTHS                        SIX MONTHS                       FOR THE PERIOD
                               ENDED                             ENDED                               FROM
                           APRIL 30, 2001     YEAR ENDED     APRIL 30, 2001     YEAR ENDED     DECEMBER 29, 2000
                            (UNAUDITED)    OCTOBER 31, 2000   (UNAUDITED)    OCTOBER 31, 2000  TO APRIL 30, 2001
                           --------------  ----------------  --------------  ----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS
Net investment income       $ 1,840,325      $ 3,715,141      $   393,763       $   703,055        $   28,110
Net realized gain (loss)
  from investments            1,487,905         (634,764)         290,320           (59,810)           37,442
Net change in unrealized
  appreciation of
  investments                   164,970          592,662           19,638            99,226             6,523
                            -----------      -----------      -----------       -----------        ----------
Net increase in net
  assets resulting from
  operations                  3,493,200        3,673,039          703,721           742,471            72,075
                            -----------      -----------      -----------       -----------        ----------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income                     (1,913,938)      (3,692,482)        (393,849)         (702,602)          (27,085)
                            -----------      -----------      -----------       -----------        ----------
Total distributions to
  shareholders               (1,913,938)      (3,692,482)        (393,849)         (702,602)          (27,085)

CAPITAL SHARE
  TRANSACTIONS
  (NOTE 6)                   (6,308,900)       1,833,390        4,692,823           240,536         1,853,213
                            -----------      -----------      -----------       -----------        ----------

Total increase (decrease)
  in net assets              (4,729,638)       1,813,947        5,002,695           280,405         1,898,203

NET ASSETS
Beginning of period          58,098,972       56,285,025       11,206,670        10,926,265          -
                            -----------      -----------      -----------       -----------        ----------
End of period               $53,369,334      $58,098,972      $16,209,365       $11,206,670        $1,898,203
                            -----------      -----------      -----------       -----------        ----------

UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                 $    28,175      $   101,788      $     8,111       $     8,197        $    1,025
                            ===========      ===========      ===========       ===========        ==========

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Aggregate Fixed Income Fund
                                --------------------------------------------------------------------
                                                            YEAR ENDED
                                SIX MONTHS ENDED           OCTOBER 31,           FOR THE PERIOD FROM
                                 APRIL 30, 2000    ----------------------------  DECEMBER 30, 1997*
                                   (UNAUDITED)         2000           1999       TO OCTOBER 31, 1998
                                -----------------  -------------  -------------  -------------------
Net asset value, beginning of
  period                                $9.66            $9.67         $10.26            $10.00
                                   ----------       ----------     ----------        ----------

INVESTMENT OPERATIONS
Net investment income                    0.30             0.63           0.56              0.21

Net realized and unrealized
  gain (loss) on investments             0.12            (0.02)         (0.48)             0.46
                                   ----------       ----------     ----------        ----------

    Total increase from
      investment operations              0.42             0.61           0.08              0.67
                                   ----------       ----------     ----------        ----------

DISTRIBUTIONS
From net investment income              (0.16)           (0.62)         (0.56)            (0.41)
From net realized gains on
  investments                         -                 -               (0.11)         -
                                   ----------       ----------     ----------        ----------
    Total distributions                 (0.16)           (0.62)         (0.67)            (0.41)
                                   ----------       ----------     ----------        ----------

Net asset value, end of period          $9.92            $9.66          $9.67            $10.26
                                   ==========       ==========     ==========        ==========

TOTAL RETURN (a)                        6.05% (b)        6.63%          0.80%             6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                             $53,369          $58,099        $56,285           $43,899

Ratio of net expenses to
  average net assets                    0.45% (c)        0.45%          0.45%             0.45% (c)

Ratio of expenses to average
  net assets (before expense
  waivers and reimbursement of
  other expenses)                       0.60% (c)        0.63%          0.71%             1.03% (c)

Ratio of net investment income
  to average net assets                 6.18% (c)        6.57%          5.78%             5.17% (c)

Portfolio turnover rate                  240% (b)         522%           562%              478% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not Annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 Intermediate Fixed Income Fund
                                     -------------------------------------------------------
                                     SIX MONTHS ENDED                    FOR THE PERIOD FROM
                                      APRIL 30, 2001      YEAR ENDED        JUNE 30, 1999
                                       (UNAUDITED)     OCTOBER 31, 2000  TO OCTOBER 31, 1999
                                     ----------------  ----------------  -------------------
Net asset value, beginning of
  period                                      $9.96             $9.92             $10.00
                                       ------------      ------------       ------------

INVESTMENT OPERATIONS
Net investment income                          0.29              0.64               0.20

Net realized and unrealized gain
  (loss) on investments                        0.15              0.04              (0.09)
                                       ------------      ------------       ------------

    Total increase from investment
      operations                               0.44              0.68               0.11
                                       ------------      ------------       ------------

DISTRIBUTIONS
From net investment income                    (0.15)            (0.64)             (0.19)
                                       ------------      ------------       ------------
    Total distributions                       (0.15)            (0.64)             (0.19)
                                       ------------      ------------       ------------

Net asset value, end of period               $10.25             $9.96              $9.92
                                       ============      ============       ============

TOTAL RETURN (a)                              6.05% (b)          7.08% (b)           1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)           $16,209           $11,207            $10,926

Ratio of net expenses to average
  net assets                                  0.45% (c)          0.45%             0.45% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                                   0.75% (c)          0.88%             1.81% (c)

Ratio of net investment income to
  average net assets                          6.09% (c)          6.44%             5.93% (c)

Portfolio turnover rate                        204% (b)           342%              117% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not Annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      High Yield Fund
                                                    -------------------
                                                    FOR THE PERIOD FROM
                                                    DECEMBER 29, 2000*
                                                     TO APRIL 30, 2001
                                                        (UNAUDITED)
                                                    -------------------
Net asset value, beginning of period                          $10.00
                                                        ------------

INVESTMENT OPERATIONS
Net investment income                                           0.24

Net realized and unrealized gain on investments                 0.33
                                                        ------------

    Total increase from investment operations                   0.57
                                                        ------------

DISTRIBUTIONS
From net investment income                                     (0.19)
                                                        ------------
    Total distributions                                        (0.19)
                                                        ------------

Net asset value, end of period                                $10.38
                                                        ============

TOTAL RETURN(a)                                                6.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                             $1,898

Ratio of net expenses to average net assets                    0.55% (c)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                    3.00% (c)

Ratio of net investment income to average net
  assets                                                       6.88% (c)

Portfolio turnover rate                                         482% (b)

--------------------------------------------------------------------------------

 (a) Total Return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2001
--------------------------------------------------------------------------------
1. ORGANIZATION

SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company currently has three active portfolios, the SAMCO Aggregate Fixed Income Fund (the "Aggregate Fixed Income Fund") which commenced operations on December 30, 1997, the SAMCO Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") which commenced operations on June 30, 1999, and the SAMCO High Yield Fund (the High Yield Fund) which commends on December 29, 2000, (each a "Portfolio", collectively, the "Portfolios"). The Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund are non-diversified, whereas the High Yield Fund is diversified. Prior to June 10, 1999, the Aggregate Fixed Income Fund was named the SAMCO Fixed Income Portfolio. The unamortized balance of organizational expenses at April 30, 2001 for the Aggregate Fixed Income Fund was $34,064. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Aggregate Fixed Income Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.

INVESTMENT OBJECTIVE

The Aggregate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is to measured against the Merrill Lynch High Yield Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of both portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Aggregate Fixed Income Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund each pay the Investment Adviser a monthly fee at an annual rate of 0.25% of their average daily net assets. Additionally, the High Yield Fund pays the Investment Advisor a monthly fee at an annual rate of 0.50% of its average daily net assets.

The Investment Adviser has voluntarily agreed to limit the total expenses of the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund, and the High Yield Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45%, 0.45%, and 0.55% of their average daily net assets, respectively. During the six months ended April 30, 2001, the

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED) Investment Adviser voluntarily waived $44,991, $16,163 and $1,987 of advisory fees, and reimbursed $0, $3,003 and $8,020 for other expenses which are due from the Investment Adviser, for the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund and the High Yield Fund respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Fund incurred $30,335 in administration fees for the six months ended April 30, 2001.

DIRECTORS

Directors' fees of $10,010, $1,927 and $63 were paid by the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund and the High Yield Fund respectively, for the six months ended April 30, 2001 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2001 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund      $134,958,793      $34,120,216      $142,211,216      $38,939,313
Intermediate Fixed Income Fund     15,086,048       12,460,164        17,358,095        7,566,584
High Yield Fund                     2,107,625        3,985,139         2,106,486        2,621,186

The components of net unrealized appreciation of investments for federal tax purposes at April 30, 2001 for the Portfolios are as follows:

                                                                              COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION  NET APPRECIATION    TAX PURPOSES
----------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund       $624,300     $(252,636)       $371,664        $61,567,598
Intermediate Fixed Income Fund     154,245       (49,449)        104,796         14,668,899
High Yield Fund                     18,495       (11,973)          6,522          1,402,999

For federal income tax purposes at April 30, 2001, the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, and the High Yield Fund had capital loss carryovers of $2,508,775 and $135,568, respectively. These amounts, if not applied against any future net securities profits realized subsequent to April 30, 2001, will expire in fiscal 2007 ($1,855,084 and $69,416, respectively) and fiscal 2008 ($653,691 and $66,152, respectively).

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS (CONTINUED)
The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Aggregate Fixed Income Fund were as follows for the periods indicated:

                                  SIX MONTHS ENDED           YEAR ENDED
                                   APRIL 30, 2001         OCTOBER 31, 2000
                                ---------------------  ----------------------
                                 SHARES     AMOUNT      SHARES      AMOUNT
                                ---------------------------------------------
Shares Sold                      146,889  $ 1,454,983    412,909  $ 3,965,375
Shares Reinvested                225,932    2,232,014    331,855    3,163,067
Shares Redeemed                 (977,054)  (9,734,323)  (553,972)  (5,295,052)
                                ---------------------------------------------
  NET INCREASE (DECREASE)       (604,233) $(6,047,326)   190,792  $ 1,833,390
                                =============================================

Transactions in capital stock for the Intermediate Fixed Income Fund were as follows for the periods indicated:

                                 SIX MONTHS ENDED          YEAR ENDED
                                  APRIL 30, 2001        OCTOBER 31, 2000
                                -------------------  ----------------------
                                SHARES     AMOUNT     SHARES      AMOUNT
                                -------------------------------------------
Shares Sold                     419,377  $4,315,585      -      $    -
Shares Reinvested                44,237     450,784     24,307      240,536
Shares Redeemed                    -         -           -           -
                                -------------------------------------------
  NET INCREASE                  463,614  $4,766,369     24,307  $   240,536
                                ===========================================

Transactions in capital stock for the High Yield Fund were as follows for the period indicated:

                                           FOR THE PERIOD FROM
                                          DECEMBER 29, 2000* TO
                                             APRIL 30, 2001
                                          ---------------------
                                           SHARES     AMOUNT
                                          ---------------------
Shares Sold                               181,081   $1,834,321
Shares Reinvested                           2,600       27,085
Shares Redeemed                              -          -
                                          ---------------------
  NET INCREASE                            183,681   $1,861,406
                                          =====================

   *  Commencement of investment operations

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

CHANGE IN AUDITOR

For the fiscal year ended October 31, 1999 and for previous years, Ernst & Young LP ("E&Y") served as independent auditor for SAMCO Funds, Inc. (the "Fund"). On December 15, 1999, the Board of Directors and the Audit Committee of the Fund approved a change in the independent auditor by selecting Deloitte & Touche LLP ("D&T") as independent auditor for the fiscal year ended October 31, 2000. The Board's selection of D&T did not result from any dispute between the Fund and E&Y, and E&Y's reports for the last two fiscal years did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there were no reportable events as defined by Item 304 (a) (1) (v) of Regulation S-K and the Fund has not consulted D&T regarding any matter defined in Item 304(a) (2) of Regulation S-K prior to their engagement.